Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue from External Customer [Line Items]
Net Sales	$ 1,098,476	$ 259,424	$ 1,662,600	$ 2,328,526	$ 1,635,420
Cost of Sales	68,609	18,267	144,683	846,968	281,962
Gross Profit	1,029,867	241,157	1,517,917	1,481,558	1,353,458
Net Sales			1,662,600	2,328,526
Cost of Sales			144,683	420,273	281,962
Gross Profit			1,517,917	1,908,253	1,353,458
Sales Of Health Care Supplement [Member]
Revenue from External Customer [Line Items]
Net Sales	1,098,476	259,424			1,373,412
Cost of Sales	68,609	18,267
Gross Profit	1,029,867	241,157
Net Sales			1,489,053	1,799,074
Cost of Sales			144,683	158,563	163,962
Gross Profit			1,344,370	1,640,511	1,209,450
Technical Supporting Services [Member]
Revenue from External Customer [Line Items]
Net Sales	0	0			56,356
Cost of Sales	0	0
Gross Profit	$ 0	$ 0
Net Sales			173,547	529,452
Cost of Sales			0	261,710	0
Gross Profit			$ 173,547	267,742	56,356
Sales Of Acer Truncatum Seedlings [Member]
Revenue from External Customer [Line Items]
Net Sales					205,652
Net Sales				0
Cost of Sales				426,695	118,000
Gross Profit				$ (426,695)	$ 87,652